Statements Of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Operating Activities
Net income (loss)	$ (10,286,884)		$ 9,321,341		$ 25,001,462
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	24,487,565		23,821,139		21,896,902
Impairment	12,001,271	[1]	5,009,191	[1]	1,096,076
Provision for deferred income taxes	(9,960,000)		2,672,000		6,610,000
Exploration costs	31,589		48,404		86,017
Gain from leasing fee mineral acreage	(7,732,023)		(2,007,993)		(422,818)
Proceeds from leasing fee mineral acreage	8,049,434		2,053,900		477,144
Net (gain) loss on sales of assets	(2,688,408)				149,062
Income from partnerships	(2,400)		(515,278)		(893,954)
Distributions received from partnerships	33,201		736,280		1,129,324
Common stock contributed to ESOP	200,158		185,113		341,125
Common stock (unissued) to Directors' Deferred Compensation Plan	329,465		302,353		353,825
Restricted stock awards	781,479		895,127		659,320
Bad debt expense (recovery)	19,216		180,499
Cash provided (used) by changes in assets and liabilities:
Oil, NGL and natural gas sales receivables	2,589,146		8,151,379		(2,506,708)
Fair value of derivative contracts	4,639,035		(2,308,922)		(1,476,644)
Refundable income taxes	262,023		(345,897)
Refundable production taxes	476,001		149,995		576,537
Other current assets	(167,021)		102,812		(224,830)
Accounts payable	(811,749)		(343,186)		252,860
Income taxes payable			(523,843)		(284,149)
Accrued liabilities	388,053		40,500		279,195
Total adjustments	32,926,035		38,303,573		28,098,284
Net cash provided by operating activities	22,639,151		47,624,914		53,099,746
Investing Activities
Capital expenditures, including dry hole costs	(3,986,235)		(30,800,625)		(38,612,788)
Acquisition of working interest properties			(308,180)		(83,253,952)
Acquisition of minerals and overrides					(56,250)
Investments in partnerships	50,126		(533,580)		(597,149)
Proceeds from sales of assets	4,501,726				92,000
Net cash used in investing activities	565,617		(31,642,385)		(122,428,139)
Financing Activities
Borrowings under debt agreement	12,339,101		25,833,116		99,846,333
Payments of loan principal	(32,839,101)		(38,833,116)		(30,108,589)
Purchases of treasury stock	(117,165)		(242,313)		(122,044)
Payments of dividends	(2,677,305)		(2,669,056)		(2,661,723)
Excess tax benefit on stock-based compensation	(43,000)		23,000		17,000
Net cash provided by (used in) financing activities	(23,337,470)		(15,888,369)		66,970,977
Increase (decrease) in cash and cash equivalents	(132,702)		94,160		(2,357,416)
Cash and cash equivalents at beginning of year	603,915		509,755		2,867,171
Cash and cash equivalents at end of year	471,213		603,915		509,755
Supplemental Disclosures of Cash Flow Information
Interest paid (net of capitalized interest)	1,365,474		1,558,885		380,451
Income taxes paid, net of refunds received	2,029,977		3,009,939		5,477,147
Supplemental schedule of noncash investing and financing activities:
Additions and revisions, net, to asset retirement obligations	14,095		70,529		225,453
Gross additions to properties and equipment	5,118,733		26,183,115		120,284,639
Net (increase) decrease in accounts payable for properties and equipment additions	(1,132,498)		4,925,690		1,638,351
Capital expenditures, including dry hole costs	$ 3,986,235		$ 31,108,805		$ 121,922,990

[1]	At the end of each quarter, the Company assessed the carrying value of its producing properties for impairment. This assessment utilized estimates of future cash flows. Significant judgments and assumptions in these assessments include estimates of future oil, NGL and natural gas prices using a forward NYMEX curve adjusted for projected inflation, locational basis differentials, drilling plans, expected capital costs and an applicable discount rate commensurate with risk of the underlying cash flow estimates. These assessments identified certain properties with carrying value in excess of their calculated fair values.